Finance Income (Tables)	12 Months Ended
Dec. 31, 2019
Finance income [Abstract]
Finance Income
Finance income for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Interest income	￦	206,143	223,767	268,118
Dividends income		11,477	12,777	13,838
Gains on disposal of financial assets		1,130	1,838	3,866
Gains on valuation of financial assets at fair value through profit or loss		12	8,495	5,575
Gains on valuation of derivatives		16,165	199,943	362,735
Gains on transaction of derivatives		29,257	179,745	157,961
Gains on foreign currency translation		1,115,832	143,254	175,839
Gains on foreign currency transactions		150,602	27,051	21,774

	￦	1,530,618	796,870	1,009,706

Interest Income
Details of interest income included in finance income for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Cash and cash equivalents	￦	35,474	40,704	42,861
Financial assets at fair value through profit or loss		290	21,713	29,411
Financial assets at amortized cost		—	89	539
Held-to-maturity investments		82	—	—
Loans		30,014	21,925	63,448
Short-term financial instrument		29,412	41,025	49,070
Long-term financial instrument		8,144	7,920	12,794
Other financial assets		—	1	54
Trade and other receivables		102,727	90,390	69,941

	￦	206,143	223,767	268,118